Note 11 - Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Debt [Table Text Block]
			Weighted-	Stated interest
(Dollar amounts in thousands)	Maturity range		average	rate range
Description	from	to	interest rate	from	to	2016	2015
Fixed-rate amortizing	07/01/17	10/01/28	4.02%	2.99%	4.47%	$1,189	$1,691
Junior subordinated debt	12/21/37	12/21/37	2.20%	2.20	2.20	8,248	8,248

Total						$9,437	$9,939

Schedule of Maturities of Long-term Debt [Table Text Block]
(Dollar amounts in thousands)
		Weighted-
Year Ending December 31,	Amount	Average Rate
2017	373	4.00%
2018	252	4.02%
2019	155	4.04%
2020	116	4.04%
2021	87	4.05%
Beyond 2021	8,454	2.25%

Total	$9,437	2.37%